Business acquisition - Details of allocation of the purchase price as of the date of acquisition is summarized as follows (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Goodwill	¥ 23,123	$ 3,353		¥ 12,433	¥ 10,904
CNLP [Member]
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Net assets acquired			¥ 4,309
Appreciation of property, equipment and software, construction in progress and land-use rights			10,908
Goodwill			1,586
Deferred tax liabilities			(2,679)
Non-controlling interests			(2,293)
Total			¥ 11,831